Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Taxes
Schedule of components of income (loss) before income taxes

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Japan	¥(80,543)	¥(11,355)	¥(48,334)
Singapore	(16,537)	(14,443)	—
Loss before income taxes	¥(97,080)	¥(25,798)	¥(48,334)

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Income tax benefit at the statutory rate	¥(33,580)	¥(8,923)	¥(14,800)
Increase (reduction) in taxes resulting from:
Non-deductible share-based compensation expense	29,047	38,631	—
Deferred offering costs	(17,323)	(19,707)	(2,758)
Change in valuation allowance	15,982	(15,139)	16,503
Foreign rate difference	2,844	2,541	—
Disallowed losses	2,748	2,455	—
Non-deductible entertainment expense	—	—	809
Other	282	142	246
Income tax expenses	¥—	¥—	¥—

Schedule of components of deferred tax assets and liabilities

	Yen in thousands
	March 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	¥135,400	¥118,693
Other	2,223	175
Total deferred tax assets	137,623	118,868
Deferred tax liabilities:
Debt issuance costs	(369)	(393)
Other receivables	(2,274)	—
Capitalized software	(1,011)	—
Other	(362)	(850)
Total deferred tax liabilities	(4,016)	(1,243)
Less: Valuation allowance	(133,607)	(117,625)
Net deferred tax assets	¥—	¥—

Schedule of net changes in the total valuation allowance for net deferred tax assets

	Yen in thousands
	For the years ended March 31,
	2022	2021	2020
Valuation allowance at beginning of year	¥117,625	¥117,527	¥101,024
Additions (deductions)	15,982	(15,139)	16,503
Change in statutory tax rate	—	15,237	—
Valuation allowance at end of year	¥133,607	¥117,625	¥117,625

Schedule of expiration of net operating loss carryforwards available as an offset against future taxable income

Years ending March 31,	Yen in thousands
Between 2023 and 2026	¥97,223
Between 2027and 2030	245,922
2031 and thereafter	48,297
Total	¥391,442